Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2012
Accounts payable and accrued expenses
Accounts payable and accrued expenses

10.                     Accounts payable and accrued expenses

As of December 31, accounts payable and accrued expenses consist of:

	2012	2011

Suppliers	$27,790	$3,941
Accrued interest	4,275	3,859
Guarantee deposits and customer advances	2,494	2,308
Professional fees	1,249	709
Performance and sale bonuses	2,504	2,294
Taxes payable, other than income taxes	2,174	2,140
Programming provisions	1,707	2,082
Sundry creditors	2,693	1,530

	$44,886	$18,863